Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 18,122	$ 18,695
Less: Accumulated depreciation	12,621	13,361
Property, plant and equipment—net	5,501	5,334
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	182	213
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	5,333	5,678
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	9,223	9,643
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 3,385	$ 3,161